Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Accrual for legal and regulatory matters	$ 11	$ 2	$ 68